Supplement Dated July 8, 2011
To The Prospectus For

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®;
RETIREMENT LATITUDESSM; PERSPECTIVE REWARDS®; FIFTH THIRD PERSPECTIVE; PERSPECTIVESM;
PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE INVESTOR VUL®; ULTIMATE INVESTOR® VUL; JACKSON ADVISORSM VUL

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT IV

PERSPECTIVE ADVANTAGESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®; PERSPECTIVE REWARDS®;
PERSPECTIVESM; PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT II

PERSPECTIVE INVESTOR VUL®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference.

Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Institutional Alt 65 Fund (not available in Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, and New York Perspective Investor VUL®), JNL/Goldman Sachs Emerging Markets Debt Fund (not available in New York Perspective Investor VUL®), JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund (not available in New York Perspective Investor VUL®), and JNL/Red Rocks Listed Private Equity Fund (not available in New York Perspective Investor VUL®) (collectively, the “Divisions”) will stop accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account will remain available.

Important Note: If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to invest in the Divisions based on your existing election until you revise or terminate the automatic program.

If you make a subsequent premium payment and have future allocation instructions on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division by August 26, 2011.  All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract/Policy value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

If you have the LifeGuard Select, Jackson Select, or Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph.  Therefore, when you change your allocation instructions for subsequent premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.

If an application for a Contract/Policy is received on or after August 29, 2011, or if a pending application is not in good order by August 26, 2011, and it includes an allocation to any one of the Divisions, that allocation will be allocated to the JNL/WMC Money Market Investment Division.  Please consult your representative promptly to assist you in subsequently reallocating the Contract/Policy value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

Amounts invested in any of the Divisions as of August 29, 2011 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract/Policy, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions on or after August 29, 2011 you will not be able to transfer back in.

For additional information, please see the Supplement dated July 8, 2011 to the JNL® Series Trust prospectus.
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(To be used with FVC4224FT 05/11, JMV2731 05/11, VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, VC5890 05/11, VC5890MLPAPER 05/11, VC5869 05/11, VC3656 05/11, VC5526 05/11, VC3723 05/11, VC3657 05/11, JMV5765 05/11, VC5995 05/11, VC5825 05/11, VC5884 05/11, VC5885 05/11, NMV2731 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV5869 05/11, NV5890 05/11, NV3174CE 05/11, NV3174 05/11, NV5526 05/11, NV3784 05/11, and NV5825 05/11.)

CMX7366 07/11